Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Salaries and share-based payments	$ 24,105	$ 30,040
Professional services	7,608	10,051
Insurance, duties and other	5,668	9,370
Travel, motor vehicle and meals	1,018	1,152
Hosting and telecommunications	402	560
Advertising and promotion	491	333
General and administrative expenses	$ 39,292	$ 51,506